Group Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share Capital	Share Premium, Capital Redemption and Merger Reserves	Other Reserves	Retained Earnings	Total Attributable to Owners of Parent	Non- Controlling Interests
Beginning balance at Dec. 31, 2014	£ 5,814	£ 507	£ 3,923	£ (498)	£ 1,578	£ 5,510	£ 304
Total comprehensive income for the year, net of tax	3,936			(796)	4,553	3,757	179
Profit for the year	4,522				4,290	4,290	232
Total other comprehensive (expense)/income for the year, net of tax	(586)			(796)	263	(533)	(53)
– value of employee services	50				50	50
– proceeds from shares issued	4		4			4
– ordinary shares	(2,770)				(2,770)	(2,770)
– to non-controlling interests	(238)						(238)
– held in employee share ownership trusts	(46)				(46)	(46)
– value of employee services	50				50	50
– proceeds from shares issued	4		4			4
– ordinary shares	(2,770)				(2,770)	(2,770)
– to non-controlling interests	(238)						(238)
– held in employee share ownership trusts	(46)				(46)	(46)
Non-controlling interests - acquisitions	(1,749)				(1,642)	(1,642)	(107)
Other movements	31				31	31
Ending balance at Dec. 31, 2015	5,032	507	3,927	(1,294)	1,754	4,894	138
Total comprehensive income for the year, net of tax	6,426			1,707	4,473	6,180	246
Profit for the year	4,839				4,648	4,648	191
Total other comprehensive (expense)/income for the year, net of tax	1,587			1,707	(175)	1,532	55
– value of employee services	71				71	71
– proceeds from shares issued	4		4			4
– ordinary shares	(2,910)				(2,910)	(2,910)
– to non-controlling interests	(156)						(156)
– held in employee share ownership trusts	(64)				(64)	(64)
– value of employee services	71				71	71
– proceeds from shares issued	4		4			4
– ordinary shares	(2,910)				(2,910)	(2,910)
– to non-controlling interests	(156)						(156)
– held in employee share ownership trusts	(64)				(64)	(64)
Non-controlling interests - acquisitions					4	4	(4)
Other movements	3				3	3
Ending balance at Dec. 31, 2016	8,406	507	3,931	413	3,331	8,182	224
Total comprehensive income for the year, net of tax	34,528			(3,805)	38,166	34,361	167
Profit for the year	37,656				37,485	37,485	171
Total other comprehensive (expense)/income for the year, net of tax	(3,128)			(3,805)	681	(3,124)	(4)
– value of employee services	105				105	105
– proceeds from shares issued	5		5			5
– ordinary shares	(4,465)				(4,465)	(4,465)
– to non-controlling interests	(169)						(169)
– held in employee share ownership trusts	(205)				(205)	(205)
– value of employee services	105				105	105
– proceeds from shares issued	5		5			5
– ordinary shares	(4,465)				(4,465)	(4,465)
– to non-controlling interests	(169)						(169)
– held in employee share ownership trusts	(205)				(205)	(205)
Shares issued – RAI acquisition	22,773	107	22,666			22,773
Other movements	3				3	3
Ending balance at Dec. 31, 2017	£ 60,981	£ 614	£ 26,602	£ (3,392)	£ 36,935	£ 60,759	£ 222